Taxation - Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Current	¥ 122,118	$ 17,200	¥ 86,560	¥ 185,194
Deferred	(49,963)	(7,037)	(148,340)	(151,188)
Income tax expense	¥ 72,155	$ 10,163	¥ (61,780)	¥ 34,006